Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Additional Information [Abstract]
Federal statutory rate	21.00%	21.00%	35.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 274.0	$ 273.0	$ 265.0
Interest recorded on unrecognized tax positions	7.0	$ (25.0)	$ 16.0
Unrecognized tax positions as a component of income taxes expense, accrued interest	35.0
Federal, state and foreign net operating loss carryforwards	$ 2.0
Income tax returns, years under examination	2011 2012 2015 2016
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	$ 102.0
Minimum [Member]
Income Taxes Additional Information [Abstract]
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2020
Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards	$ 2,500.0
Federal [Member] | Maximum [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards expiration term	Dec. 31, 2039